Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Gain on sale and leaseback (Note 12)	$ 32,175	$ 8,275	$ 21,193
Gain (loss) on sale of rotable spare parts, furniture and equipment and others	1,458	3,540	(1,645)
Other income	172,811	42,895	5,518
Other operating income	$ 206,444	$ 54,710	$ 25,066